Quarterly Report
October 31, 2022
MFS®  High Income Fund
MFH-Q3

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.5%
Aerospace & Defense – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,794,000	$2,746,153
Bombardier, Inc., 7.125%, 6/15/2026 (n)		3,609,000	3,416,162
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		5,985,000	4,728,150
Moog, Inc., 4.25%, 12/15/2027 (n)		8,283,000	7,412,126
TransDigm, Inc., 6.25%, 3/15/2026 (n)		6,757,000	6,665,172
TransDigm, Inc., 6.375%, 6/15/2026		4,535,000	4,376,275
TransDigm, Inc., 5.5%, 11/15/2027		5,000,000	4,561,000
TransDigm, Inc., 4.625%, 1/15/2029		5,036,000	4,288,305
			$38,193,343
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$797,013	$80
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)		2,533,786	253
Lehman Brothers Commercial Conduit Mortgage Trust, 0.815%, 2/18/2030 (i)		29,743	0
			$333
Automotive – 2.8%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$8,470,000	$8,300,600
Dana, Inc., 5.375%, 11/15/2027		4,884,000	4,420,020
Dana, Inc., 4.25%, 9/01/2030		2,740,000	2,194,630
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		4,505,000	3,067,375
Ford Motor Co., 5.113%, 5/03/2029		7,835,000	7,004,490
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		12,220,000	11,362,156
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		6,735,000	6,302,594
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		4,710,000	3,376,719
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		2,771,000	1,304,291
			$47,332,875
Broadcasting – 2.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$4,548,000	$3,868,802
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		10,121,000	8,122,102
iHeartCommunications, Inc., 8.375%, 5/01/2027		5,294,000	4,755,561
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		5,870,000	5,317,927
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		5,655,000	4,500,312
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	1,309,194
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$4,473,000	3,765,729
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		10,099,000	8,630,454
			$40,270,081
Brokerage & Asset Managers – 2.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$5,574,000	$5,594,902
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		5,690,000	4,665,800
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		9,680,000	8,915,000
LPL Holdings, Inc., 4%, 3/15/2029 (n)		6,498,000	5,671,389
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		3,830,000	3,335,796
NFP Corp., 4.875%, 8/15/2028 (n)		4,830,000	4,166,891
NFP Corp., 6.875%, 8/15/2028 (n)		5,708,000	4,850,002
			$37,199,780
Building – 3.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$11,605,000	$10,240,136
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		4,091,000	2,826,282
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		8,540,000	6,744,268
Interface, Inc., 5.5%, 12/01/2028 (n)		8,680,000	6,849,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	$4,360,000	$3,362,999
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	5,042,000	4,327,611
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	6,830,000	6,257,454
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	4,855,000	4,078,200
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	6,020,000	4,895,238
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	4,758,000	4,169,198
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	7,580,000	6,128,809
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	1,385,000	1,036,257
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	5,495,000	4,657,013
		$65,572,515
Business Services – 1.6%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$2,600,000	$2,372,500
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	5,570,000	4,866,787
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	4,410,000	4,078,245
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	3,855,000	3,546,600
Switch Ltd., 3.75%, 9/15/2028 (n)	5,601,000	5,657,010
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	5,630,000	5,647,115
		$26,168,257
Cable TV – 8.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$5,915,000	$4,814,218
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	4,015,000	3,719,817
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	17,572,000	14,767,509
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	7,620,000	6,184,087
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	7,435,000	5,873,650
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	4,885,000	3,590,475
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	3,740,000	3,450,150
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,270,000	7,091,550
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,880,000	4,626,208
DISH DBS Corp., 7.75%, 7/01/2026	3,815,000	3,219,059
DISH DBS Corp., 5.25%, 12/01/2026 (n)	5,175,000	4,495,781
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	2,679,876
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	6,518,000	6,078,035
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,604,963
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	7,920,000	6,336,000
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	5,041,000	4,333,633
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	11,485,000	10,592,615
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	11,000,000	9,565,600
Videotron Ltd., 5.125%, 4/15/2027 (n)	4,126,000	3,893,913
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,526,000	2,127,094
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	8,020,000	6,427,130
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	10,580,000	9,007,821
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	11,365,000	9,005,853
		$133,485,037
Chemicals – 2.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$5,414,000	$4,933,360
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	9,025,000	7,417,422
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	5,144,000	4,319,367
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	8,168,000	6,942,800
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	4,560,000	3,735,727
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,412,000	6,256,588
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	4,255,000	3,354,004
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	7,182,000	5,727,645
		$42,686,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$3,715,000	$3,470,778
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		1,950,000	1,672,280
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		6,650,000	5,544,437
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		5,515,000	4,678,099
PTC, Inc., 3.625%, 2/15/2025 (n)		4,195,000	3,997,961
			$19,363,555
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$11,255,000	$11,139,073
Fair Isaac Corp., 4%, 6/15/2028 (n)		1,687,000	1,526,465
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		8,765,000	8,149,620
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		7,245,000	6,048,778
Virtusa Corp., 7.125%, 12/15/2028 (n)		4,720,000	3,385,762
			$30,249,698
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,661,000
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,769,000	9,310,877
Gates Global LLC, 6.25%, 1/15/2026 (n)		7,150,000	6,864,000
Griffon Corp., 5.75%, 3/01/2028		6,524,000	5,976,114
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		7,222,000	4,947,070
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		4,380,000	4,385,694
TriMas Corp., 4.125%, 4/15/2029 (n)		12,534,000	10,765,328
			$45,910,083
Construction – 1.5%
Empire Communities Corp., 7%, 12/15/2025 (n)		$4,930,000	$4,249,764
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,630,000	2,247,204
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		5,115,000	3,988,408
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		5,410,000	4,348,017
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		6,713,000	6,152,968
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,787,000	3,855,727
			$24,842,088
Consumer Products – 1.6%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,535,000	$1,103,850
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,060,000	1,649,215
Mattel, Inc., 3.375%, 4/01/2026 (n)		6,008,000	5,479,994
Mattel, Inc., 5.875%, 12/15/2027 (n)		2,240,000	2,173,651
Mattel, Inc., 5.45%, 11/01/2041		1,890,000	1,468,714
Newell Brands, Inc., 6.375%, 9/15/2027		3,513,000	3,433,080
Newell Brands, Inc., 6.625%, 9/15/2029		2,480,000	2,424,200
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		5,270,000	4,897,253
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		2,450,000	1,964,924
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		4,755,000	2,734,125
			$27,329,006
Consumer Services – 3.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$1,697,000	$1,620,703
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		5,945,000	5,168,643
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,190,509
ANGI Group LLC, 3.875%, 8/15/2028 (n)		7,467,000	5,469,802
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		5,970,000	4,603,019
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		11,513,000	9,548,076
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		4,582,000	4,135,255
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,040,000	4,497,014
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		8,030,000	7,135,699
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		2,010,000	1,642,180
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		455,000	346,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	$4,355,000	$3,130,156
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	3,630,000	2,517,115
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,255,000	7,670,081
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	4,305,000	4,014,278
		$63,689,358
Containers – 2.9%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (n)(p)	$4,172,419	$2,993,711
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	3,715,000	3,045,947
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	6,424,000	4,873,182
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	8,060,000	5,662,150
Ball Corp., 3.125%, 9/15/2031	5,260,000	4,027,582
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	9,349,000	7,420,769
Crown Americas LLC, 5.25%, 4/01/2030 (n)	4,915,000	4,496,672
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,695,000	8,032,441
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,201,533
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	4,925,000	4,630,539
		$48,384,526
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$7,114,000	$5,759,565
Electronics – 1.8%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$2,590,000	$2,278,034
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,037,410
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,285,000	4,251,486
Sensata Technologies B.V., 5%, 10/01/2025 (n)	9,405,000	9,112,522
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	3,585,000	3,405,750
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	3,230,089
Synaptics, Inc., 4%, 6/15/2029 (n)	6,420,000	5,303,024
		$30,618,315
Energy - Independent – 2.7%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$4,530,000	$4,620,600
CNX Resources Corp., 6%, 1/15/2029 (n)	5,189,000	4,843,880
CNX Resources Corp., 7.375%, 1/15/2031 (n)	993,000	985,721
Colgate Energy Partners III LLC, 7.75%, 2/15/2026 (n)	985,000	979,791
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)	4,983,000	4,645,452
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	6,835,000	6,544,512
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	5,465,000	4,964,548
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,875,000	3,630,446
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	3,460,000	3,183,200
SM Energy Co., 6.5%, 7/15/2028	3,540,000	3,433,800
Southwestern Energy Co., 5.7%, 1/23/2025	396,000	389,172
Southwestern Energy Co., 8.375%, 9/15/2028	2,595,000	2,684,239
Southwestern Energy Co., 5.375%, 3/15/2030	4,295,000	3,972,875
		$44,878,236
Entertainment – 2.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$10,570,000	$7,948,111
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,860,000	3,367,907
Life Time, Inc., 5.75%, 1/15/2026 (n)	5,270,000	4,901,100
Life Time, Inc., 8%, 4/15/2026 (n)	1,505,000	1,312,140
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	5,520,000	4,617,921
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	4,713,000	3,858,769
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	2,750,000	2,137,619
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,465,000	4,978,050
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	4,380,000	3,767,429
		$36,889,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.9%
Avation Capital S.A., 8.25% (8.25% cash or 9% PIK), 10/31/2026 (n)(p)	$3,632,255	$2,902,628
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	5,825,000	5,416,555
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	15,805,310	12,690,367
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,825,000	6,115,465
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	8,100,000	7,209,000
OneMain Finance Corp., 6.875%, 3/15/2025	3,430,000	3,327,100
OneMain Finance Corp., 7.125%, 3/15/2026	5,375,000	5,176,125
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	7,665,000	5,940,375
SLM Corp., 3.125%, 11/02/2026	365,000	320,131
		$49,097,746
Food & Beverages – 2.9%
BellRing Brands, Inc., 7%, 3/15/2030 (n)	$6,665,000	$6,293,760
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	9,655,000	8,428,525
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,700,000	7,278,194
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,503,000	5,144,755
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,955,000	7,556,363
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	8,278,000	6,935,888
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,440,000	6,593,700
		$48,231,185
Gaming & Lodging – 5.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,660,000	$3,372,031
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	2,410,000	2,035,823
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	4,765,000	3,812,000
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	5,396,000	5,247,610
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	4,182,000	3,814,577
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	8,741,000	7,446,502
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	7,185,000	5,721,056
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	8,087,520
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	1,867,583
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	3,245,000	2,716,795
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	2,030,000	1,746,815
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	1,568,585
Sands China Ltd., 4.3%, 1/08/2026	2,060,000	1,685,121
Sands China Ltd., 4.875%, 6/18/2030	4,460,000	3,176,634
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	5,215,000	4,481,668
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	5,895,000	5,524,836
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,460,000	6,795,090
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	2,150,000	2,031,148
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	3,315,000	2,791,361
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	1,475,000	1,218,415
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,370,000	4,704,711
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	7,258,000	6,389,362
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,650,000	2,064,138
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,455,000	1,701,622
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	3,249,000	1,981,890
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	7,125,000	5,667,688
		$97,650,581
Industrial – 1.1%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,134,470
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,435,000	2,885,400
APi Escrow Corp., 4.75%, 10/15/2029 (n)	8,180,000	6,896,455
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	7,708,000	6,961,480
		$18,877,805
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$6,430,000	$5,176,150

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$4,070,000	$3,713,875
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		5,395,000	4,437,388
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		1,895,000	1,805,336
Hub International Ltd., 5.625%, 12/01/2029 (n)		9,156,000	7,851,178
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		3,183,000	2,721,465
			$20,529,242
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)		$8,100,000	$7,225,605
Major Banks – 0.2%
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR - 1 day + 2.757%) to 1/14/2032		$2,484,000	$1,749,778
Deutsche Bank AG (New York), 3.742%, 1/07/2033		2,587,000	1,761,179
			$3,510,957
Medical & Health Technology & Services – 6.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$7,025,000	$5,936,125
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		8,694,000	7,856,855
Catalent, Inc., 2.375%, 3/01/2028	EUR	1,975,000	1,631,348
Catalent, Inc., 3.125%, 2/15/2029 (n)		$14,074,000	11,516,754
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		14,497,000	12,539,905
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		3,915,000	3,169,701
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		9,330,000	3,825,300
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		3,870,000	2,679,975
DaVita, Inc., 4.625%, 6/01/2030 (n)		4,595,000	3,582,377
Encompass Health Corp., 5.75%, 9/15/2025		3,565,000	3,532,535
Encompass Health Corp., 4.75%, 2/01/2030		5,035,000	4,292,338
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		6,127,000	5,840,747
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		9,830,000	9,366,810
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		2,310,000	1,821,382
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		4,250,000	3,388,525
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		8,662,000	7,173,747
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		11,248,000	9,735,144
Tenet Healthcare Corp., 4.375%, 1/15/2030 (n)		1,993,000	1,672,127
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		2,380,000	2,197,073
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		4,750,000	4,306,683
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		4,140,000	1,643,605
			$107,709,056
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$3,958,000	$4,071,022
Teleflex, Inc., 4.625%, 11/15/2027		8,600,000	8,104,210
			$12,175,232
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$5,841,000	$5,306,269
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		6,538,000	5,034,675
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		6,050,000	5,691,396
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		4,160,000	3,364,816
Ero Copper Corp., 6.5%, 2/15/2030 (n)		2,562,000	1,927,905
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		9,330,000	7,415,484
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		6,153,000	4,983,930
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		9,683,000	8,470,688
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		3,885,000	3,047,783
Novelis Corp., 3.25%, 11/15/2026 (n)		4,050,000	3,544,709
Novelis Corp., 4.75%, 1/30/2030 (n)		6,555,000	5,568,768
Novelis Corp., 3.875%, 8/15/2031 (n)		2,807,000	2,174,611
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		2,896,789	2,896,789

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
TMS International Corp., 6.25%, 4/15/2029 (n)	$1,515,000	$1,062,506
		$60,490,329
Midstream – 5.1%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$4,516,000	$3,987,402
Cheniere Energy Partners LP, 4%, 3/01/2031	8,750,000	7,376,994
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	5,491,000	4,746,970
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	7,956,000	6,702,930
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)	7,065,000	6,941,362
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	452,000	437,769
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	577,200
EQM Midstream Partners LP, 5.5%, 7/15/2028	14,601,000	13,040,591
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	3,090,000	2,626,500
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	6,627,000	6,217,275
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	8,990,000	8,060,794
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	8,710,000	8,678,954
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	6,311,000	5,568,258
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	7,555,000	6,478,413
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,370,000	4,578,086
		$86,019,498
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$7,662,000	$6,934,110
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$3,845,000	$3,662,362
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$9,890,000	$8,226,650
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)	$6,225,000	$5,230,863
NCR Corp., 5.125%, 4/15/2029 (n)	2,580,000	2,165,294
		$7,396,157
Pharmaceuticals – 1.6%
13752090 BC Ltd., 9%, 1/30/2028 (n)	$2,248,000	$2,174,940
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	3,989,000	3,071,530
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	799,000	457,428
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	10,475,000	9,296,562
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	7,657,000	6,744,439
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	4,890,946
		$26,635,845
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$2,160,000	$2,062,282
GFL Environmental, Inc., 4%, 8/01/2028 (n)	6,080,000	5,261,632
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,686,502
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	1,994,614
Stericycle, Inc., 3.875%, 1/15/2029 (n)	6,232,000	5,413,053
		$16,418,083
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,170,000	$3,463,900
Taseko Mines Ltd., 7%, 2/15/2026 (n)	4,460,000	3,711,077
		$7,174,977
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$7,135,000	$4,263,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,961,000	$2,533,965
Real Estate - Other – 0.3%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$5,785,000	$4,990,717
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$5,675,000	$4,454,875
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$565,000	$489,830
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	8,371,000	6,885,148
Bath & Body Works, Inc., 5.25%, 2/01/2028	11,965,000	10,583,042
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	5,880,000	4,677,540
		$22,635,560
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$3,100,000	$2,867,500
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$6,199,000	$5,097,996
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	3,600,000	2,556,504
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,830,000	2,135,225
Penske Automotive Group Co., 3.75%, 6/15/2029	6,476,000	5,316,472
		$15,106,197
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$5,840,000	$5,411,986
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	5,210,000	4,311,275
		$9,723,261
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$8,145,000	$5,267,135
SBA Communications Corp., 3.875%, 2/15/2027	6,103,000	5,492,700
SBA Communications Corp., 3.125%, 2/01/2029	9,720,000	7,855,996
Sprint Capital Corp., 6.875%, 11/15/2028	9,530,000	9,834,769
Sprint Corp., 7.125%, 6/15/2024	2,205,000	2,229,147
Sprint Corp., 7.625%, 3/01/2026	13,630,000	14,226,312
		$44,906,059
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$3,120,000	$2,730,000
Utilities - Electric Power – 3.2%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,739,000	$6,954,982
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	6,915,589
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,720,000	3,436,153
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	12,280,000	10,253,800
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	5,196,000	5,037,626
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	685,106
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,430,000	4,119,900
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,065,000	4,661,877
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	9,450,000	8,754,067
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,240,000	2,911,950
		$53,731,050
Total Bonds		$1,569,906,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	223,400	$16,404,262
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,152	$1,360,496
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	347,563	$298,217
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,336,627
Total Common Stocks		$2,995,340
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,194	$27,099
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,194	26,324
Total Contingent Value Rights		$53,423
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	10/31/26	62,563	$10,762

Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 3.02% (v)	70,802,865	$70,802,865

Other Assets, Less Liabilities – 1.1%		18,062,413
Net Assets – 100.0%		$1,678,235,591
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $70,802,865 and $1,589,370,313, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,339,069,248, representing 79.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

Portfolio of Investments (unaudited) – continued
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	364,436	USD	409,043	State Street Bank Corp.	1/20/2023	$10,072
USD	1,141,316	EUR	1,125,260	State Street Bank Corp.	1/20/2023	21,688
						$31,760
Liability Derivatives
USD	3,614,601	EUR	3,668,529	Barclays Bank PLC	1/20/2023	$(35,566)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	234	$25,878,938	December – 2022	$1,549,396
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	85	$10,242,500	December – 2022	$(1,313,287)
U.S. Treasury Ultra Bond	Long	USD	15	1,914,844	December – 2022	(302,041)
						$(1,615,328)
At October 31, 2022, the fund had cash collateral of $194,675 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,404,262	$—	$1,336,627	$17,740,889
Luxembourg	—	1,413,919	—	1,413,919
Mexico	—	—	298,217	298,217
United Kingdom	—	10,762	—	10,762
U.S. Corporate Bonds	—	1,348,073,029	—	1,348,073,029
Asset-Backed Securities (including CDOs)	—	333	—	333
Foreign Bonds	—	221,833,164	—	221,833,164
Mutual Funds	70,802,865	—	—	70,802,865
Total	$87,207,127	$1,571,331,207	$1,634,844	$1,660,173,178
Other Financial Instruments
Futures Contracts – Assets	$1,549,396	$—	$—	$1,549,396
Futures Contracts – Liabilities	(1,615,328)	—	—	(1,615,328)
Forward Foreign Currency Exchange Contracts – Assets	—	31,760	—	31,760
Forward Foreign Currency Exchange Contracts – Liabilities	—	(35,566)	—	(35,566)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,231,177
Change in unrealized appreciation or depreciation	414,429
Transfers out of level 3	(10,762)
Balance as of 10/31/22	$1,634,844
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2022 is $414,429. At October 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$88,969,191	$294,806,011	$312,969,606	$(3,780)	$1,049	$70,802,865
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$637,775	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.